Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of Net Sales, Net Income, Cash Provided by Operations, Total Assets and Total Liabilities
	December 31, 2024		December 31, 2023		December 31, 2022
	Quantity	US$ thousand	Quantity	US$ thousand	Quantity	US$ thousand
Initial balance	2,218,116,370	13,177,841	2,218,116,370	13,177,841	2,373,866,570	13,177,841
Cancellation of treasury shares	—	—	—	—	(155,750,200)	—
Final balance	2,218,116,370	13,177,841	2,218,116,370	13,177,841	2,218,116,370	13,177,841

Schedule of Treasury Shares Activity

Treasury share activity were as follows:

	December 31, 2022
	Quantity	US$ thousand
Balance at the beginning of the period	80,062,600	619,298
Purchase of treasury shares	97,687,600	719,393
Disposal of treasury shares	(22,000,000)	(169,408)
Cancellation of treasury shares	(155,750,200)	(1,121,507)
Exchange variation	—	(47,776)
Balance at the end of the period	—	—

Schedule of Net Sales, Net Income, Cash Provided by Operations, Total Assets and Total Liabilities	Below are the PPC total net sales, net income, cash provided by operations, total assets and total liabilities for the years indicated.
	2024	2023	2022

Net Revenue	17,878,291	17,362,217	17,468,377
Net Income	1,087,200	322,317	746,538
Net cash provided by operating activities	1,990,100	677,877	669,863

Total assets	10,650,576	9,810,361	9,255,769
Total liabilities	6,397,180	6,465,784	6,402,493
Total equity	4,253,396	3,344,577	2,853,276